FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

November 4, 2026

Filed Via EDGAR (CIK #0000038778)
Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE: Franklin U.S Government Money Fund ("Registrant")

File Nos. 002-55029 and 811-02605

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 26, 2026.

Sincerely yours,

FRANKLIN U.S GOVERNMENT MONEY FUND

/s/ NAVID J. TOFIGH

Navid J. Tofigh

Vice President and Secretary

NJT:sg